John Hancock
Global Equity Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 96.2%		$571,279,806
(Cost $478,860,883)
France 13.9%		82,427,197
Air Liquide SA	43,073	7,217,009
Capgemini SE	77,641	13,544,971
Carrefour SA	456,762	8,406,437
Cie de Saint-Gobain	219,163	12,171,116
Cie Generale des Etablissements Michelin SCA	264,485	7,547,174
Sanofi	124,101	12,661,675
Thales SA	59,191	8,250,258
TotalEnergies SE	223,788	12,628,557
Ireland 5.0%		29,656,887
Accenture PLC, Class A	58,321	17,841,560
CRH PLC	249,093	11,815,327
Japan 9.3%		55,273,796
FANUC Corp.	319,720	10,935,656
Mitsubishi Estate Company, Ltd.	485,778	5,563,051
Sumitomo Mitsui Financial Group, Inc.	552,700	22,429,489
Sumitomo Mitsui Trust Holdings, Inc.	172,400	6,074,395
Tokyo Electric Power Company Holdings, Inc. (A)	2,974,400	10,271,205
Netherlands 6.0%		35,699,536
Heineken NV	82,148	8,311,619
ING Groep NV	1,341,015	16,522,784
Koninklijke Ahold Delhaize NV	182,170	5,775,225
Stellantis NV	334,017	5,089,908
Spain 1.3%		7,539,645
Amadeus IT Group SA (A)	105,060	7,539,645
Switzerland 2.7%		16,231,786
Chubb, Ltd.	47,176	8,765,301
Roche Holding AG	23,442	7,466,485
United Kingdom 3.0%		17,917,061
Amcor PLC	308,551	2,974,432
Amcor PLC, CHESS Depositary Interest	593,506	5,752,833
Reckitt Benckiser Group PLC	118,179	9,189,796
United States 55.0%		326,533,898
Alphabet, Inc., Class A (A)	198,043	24,333,543
Apple, Inc.	104,502	18,522,980
Arthur J. Gallagher & Company	44,762	8,967,171
AutoZone, Inc. (A)	5,645	13,473,712
Bank of America Corp.	222,859	6,193,252
Cisco Systems, Inc.	240,905	11,965,751
ConocoPhillips	139,950	13,897,035
Corteva, Inc.	108,859	5,822,868
Darden Restaurants, Inc.	41,623	6,598,078
Electronic Arts, Inc.	71,047	9,094,016
Elevance Health, Inc.	27,357	12,251,012
FMC Corp.	113,095	11,770,928
Intercontinental Exchange, Inc.	84,245	8,925,758
Johnson & Johnson	77,556	12,025,833
Lowe’s Companies, Inc.	46,970	9,447,076
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
McKesson Corp.	15,446	$6,036,915
Microsoft Corp.	114,434	37,578,981
Oracle Corp.	144,259	15,282,798
Otis Worldwide Corp.	110,712	8,802,711
Philip Morris International, Inc.	160,619	14,457,316
T-Mobile US, Inc. (A)	72,275	9,919,744
UnitedHealth Group, Inc.	17,874	8,708,928
Vertex Pharmaceuticals, Inc. (A)	35,860	11,603,220
Visa, Inc., Class A	54,548	12,056,744
Walmart, Inc.	63,965	9,394,540
Waste Management, Inc.	65,817	10,657,089

Wells Fargo & Company	219,691	8,745,899
Preferred securities 2.6%		$15,233,315
(Cost $13,825,333)
South Korea 2.6%		15,233,315
Samsung Electronics Company, Ltd.	345,856	15,233,315

	Yield (%)	Shares	Value
Short-term investments 0.9%			$5,589,213
(Cost $5,589,213)
Short-term funds 0.9%			5,589,213
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.9357(B)	5,589,213	5,589,213

Total investments (Cost $498,275,429) 99.7%	$592,102,334
Other assets and liabilities, net 0.3%	1,723,192
Total net assets 100.0%	$593,825,526

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following sector composition as a percentage of net assets on 5-31-23:
Information technology	21.9%
Financials	16.6%
Health care	11.9%
Consumer staples	9.3%
Industrials	8.7%
Consumer discretionary	8.4%
Materials	7.7%
Communication services	7.3%
Energy	4.4%
Utilities	1.7%
Real estate	0.9%
Short-term investments and other	1.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$82,427,197	—	$82,427,197	—
Ireland	29,656,887	$17,841,560	11,815,327	—
Japan	55,273,796	—	55,273,796	—
Netherlands	35,699,536	—	35,699,536	—
Spain	7,539,645	—	7,539,645	—
Switzerland	16,231,786	8,765,301	7,466,485	—
United Kingdom	17,917,061	2,974,432	14,942,629	—
United States	326,533,898	326,533,898	—	—
Preferred securities	15,233,315	—	15,233,315	—
Short-term investments	5,589,213	5,589,213	—	—
Total investments in securities	$592,102,334	$361,704,404	$230,397,930	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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